Warrants (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants
Note 10. Warrants

	Number of Public Warrants	Number of Private Warrants	Number of 2024 WTI Warrants	Number of 2025 WTI Warrants
Outstanding, December 31, 2024 (Successor)	11,240,688	7,146,000	2	—
Exercised	—	—	—	—
Issued	—	—	—	2
Outstanding, June 30, 2025 (Successor)	11,240,688	7,146,000	2	2

There were no warrants outstanding during the three and six months ended June 30, 2024 (Predecessor).
Public Warrants
The Company’s equity-classified public warrants expire on October 2, 2029 or earlier upon redemption or liquidation and are exercisable for $11.50 per share.
Private Placement Warrants
The Company’s liability-classified private placement warrants are measured at fair value based on the price of the public warrants (Level 2 fair value measurement). The private placement warrants will expire on October 2, 2029 or earlier upon redemption or liquidation and are exercisable for $11.50 per share. As of June 30, 2025 (Successor) and December 31, 2024 (Predecessor), the fair value of the private placement warrants is $7,146 and $16,793, respectively, and is presented as a current liability in the condensed consolidated balance sheets. For the three and six months ended June 30, 2025 (Successor), the Company recognized a gain of $3,507 and $9,647, respectively, in Change in fair value of financial liabilities on the condensed consolidated statements of operations and comprehensive income (loss).
WTI Warrants
On October 22, 2024, in connection with the WTI Facility, the Company issued warrants (the “2024 WTI Warrants”) to the WTI Lenders. The 2024 WTI Warrants are considered freestanding financial instruments and are recorded at fair value on the condensed consolidated balance sheets as a warrant liability in the amount of $12,450 and $17,230 as of June 30, 2025 (Successor) and December 31, 2024 (Predecessor), respectively. For the three and six months ended June 30, 2025 (Successor), the Company recognized a gain of $900 and $4,780, respectively, in change in fair value of financial liabilities on the condensed consolidated statements of operations and comprehensive income (loss). The 2024 WTI Warrants expire on March 31, 2035. See Note 4. Fair Value for details on the valuation.
On April 14, 2025, the Company issued the 2025 WTI Warrants to purchase, at a price of $0.01 per share (subject to certain limitations and adjustment), up to an aggregate total of 495,074 shares of Common Stock, as of the date of issuance and June 30, 2025 (subject to future adjustments to the number and type of shares pursuant to the 2025 WTI Warrants), to the WTI Holders. Each of the 2025 WTI Warrants is exercisable through March 31, 2035, with additional customary rights and protections. The 2025 WTI Warrants were issued to the WTI Holders in conjunction with the first issuance of the Convertible Debentures. The 2025 WTI Warrants serve as consideration for certain provisions under the Consent. The Company recognized the related warrant liability at fair value at an amount of $3,090 at the time of issuance. The 2025 WTI Warrants are recorded at fair value on the condensed consolidated balance sheets in the amount of $3,400 as of June 30, 2025 (Successor). For the three and six months ended June 30, 2025 (Successor), the Company recognized a loss of $310, in the change in fair value of financial liabilities on the condensed consolidated statements of operations and comprehensive income (loss). The 2025 WTI Warrants expire on March 31, 2035. See Note 4. Fair Value for details on the valuation.

Note 11. Warrants

	Number of Public Warrants	Number of Private Warrants	Number of WTI Warrants
Outstanding, October 2, 2024 (Successor)	11,499,997	7,146,000	—
Exercised	(259,309)	—	—
Issued	—	—	2
Outstanding, December 31, 2024 (Successor)	11,240,688	7,146,000	2

There were no warrants outstanding during the Predecessor period from January 1, 2024 through October 1, 2024 nor the Predecessor year ended December 31, 2023.
Public and Private Placement Warrants
Upon the consummation of the Business Combination, 11,499,997 Learn CW public warrants and 7,146,000 private placement warrants outstanding immediately prior to Closing was assumed by the Company and each converted into Company warrant (“Warrant”). All references to “Class A ordinary shares” of Learn CW in Learn CW’s prior agreement were amended to shares of Common Stock of the Company. The Warrants will become exercisable on November 1, 2024 and will expire on October 2, 2029 or earlier upon redemption or liquidation. The Warrants are exercisable for $11.50 per share.
The private placement warrants are identical to the public warrants, except that the private placement warrants and the Common Stock issuable upon the exercise of the private placement warrants will not be transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by Learn CW and exercisable by such holders on the same basis as the public warrants.
Public Warrants
The Company determined the public warrants are equity-classified and are presented as permanent equity on the consolidated balance sheets. As such, the public warrants are measured at fair value at Closing using the warrant price at Closing multiplied by the number of public warrants and will not be subsequently re-measured. At Closing, the fair value of the equity classified public warrants was $1,265 and is presented in the consolidated balance sheets. See Note 4. Fair Value for details on valuation. The public warrants expire on October 2, 2029. During the Successor period from October 2, 2024 through December 31, 2024, 259,309 public warrants were exercised. Each public warrant that was exercised was converted into one share of Common Stock for an exercise price of $11.50, amounting to a total of $2,982 cash proceeds.
Private Placement Warrants
The private placement warrants are liability classified and are not eligible for an exception from derivative accounting. The private placement warrants are presented as a current liability on the consolidated balance sheets given their exercisable term, which is 30 days from Closing. The private placement warrants are measured at fair value based on the price of the public warrants (Level 2 fair value measurement).
As of Closing and December 31, 2024, the fair value of the liability-classified private placement warrants is $786 and $16,793, respectively, and is presented in the consolidated balance sheets. For the Successor period from October 2, 2024 through December 31, 2024, the company recognized a loss of $16,007 in Change in fair value of financial liabilities on the consolidated statements of operations and comprehensive income (loss). There were no private warrants exercised for the year ended December 31, 2024.

				Successor
	Number of Warrants	Exercise Price	Expiration Date	December 31, 2024 Balance
Private Warrants	7,146,000	$11.50	10/2/2029	$16,793

WTI Warrants
On October 22, 2024, in connection with the WTI Facility, the Company issued warrants (the “WTI Warrants”) to the WTI Lenders. The WTI Warrants allow the holders to acquire shares of the Company’s Common Stock or any future equity securities issued by the Company (“Subsequent Round Stock”) for cash, at a purchase price equal to $0.01 per share. The number of shares acquirable is determined by dividing $10,000 by the applicable exercise price, which varies depending on the type of stock acquired and certain other conditions.
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If the WTI Lenders choose to exercise the warrants for Common Stock, the exercise price is $10.00 per share; however, if the volume-weighted average price (VWAP) of the Company’s Common Stock is less than $10.00 per share as of the date which is eighteen months after the Company’s Common Stock began trading, then the exercise price shall be reduced to such lower VWAP.

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If the WTI Lenders choose to exercise the warrants for Subsequent Round Stock, the exercise price shall be the lowest price per share paid by any person for the Company’s equity securities issued in a corresponding subsequent round.

The WTI Warrants are exercisable at the option of the holders until March 31, 2035, and may be exchanged for a cash amount of $15,000 (subject to ratable reduction for partial exercises) upon the occurrence of certain liquidity events or at any time from and after October 22, 2028. The holders also have the right to participate in future equity or convertible debt offerings up to an aggregate amount of $5,000 or to maintain their pro rata ownership, subject to customary exclusions.
The WTI Warrants are considered freestanding financial instruments and are recorded at fair value on the consolidated balance sheets as a warrant liability. The fair value of the WTI Warrants upon issuance was $15,690. For the period from issuance to December 31, 2024, the Company recognized a loss of $1,540 in Change in fair value of financial liabilities on the consolidated statements of operations and comprehensive income (loss). See Note 4. Fair Value for details on the valuation.

				Successor
	Number of Warrants	Exercise Price	Expiration Date	December 31, 2024 Balance
WTI Warrants	2	varies	3/31/2025	$17,230